Vanguard Capital Opportunity Fund

Schedule of Investments (unaudited)
As of June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (98.0%)
Communication Services (3.5%)
*	Alphabet Inc. Class C	237,448	256,660
*	Alphabet Inc. Class A	234,870	254,317
*	Electronic Arts Inc.	400,000	40,504
*	Facebook Inc. Class A	128,400	24,781
	Tribune Media Co. Class A	161,410	7,460
*	Netflix Inc.	14,000	5,142
*	Sprint Corp.	215,800	1,418
	Entercom Communications Corp. Class A	239,259	1,388
	Lions Gate Entertainment Corp. Class A	69,600	853
	Lions Gate Entertainment Corp. Class B	70,200	815
			593,338
Consumer Discretionary (10.7%)
*	Alibaba Group Holding Ltd. ADR	2,115,300	358,438
*	CarMax Inc.	2,777,397	241,161
	Royal Caribbean Cruises Ltd.	1,524,700	184,809
	TJX Cos. Inc.	3,150,000	166,572
	Carnival Corp.	3,515,700	163,656
*	Amazon.com Inc.	79,870	151,244
*,^ Tesla Inc.		483,466	108,035
	Sony Corp. ADR	1,714,000	89,797
*	Norwegian Cruise Line Holdings Ltd.	1,290,200	69,194
*	Altaba Inc.	491,800	34,116
	eBay Inc.	772,100	30,498
	Ross Stores Inc.	254,200	25,196
*	Ulta Beauty Inc.	68,700	23,831
	Gildan Activewear Inc. Class A	600,000	23,208
*	Capri Holdings Ltd.	655,600	22,736
*	Shutterfly Inc.	446,000	22,545
	Las Vegas Sands Corp.	353,400	20,883
	Marriott International Inc. Class A	131,300	18,420
	L Brands Inc.	575,000	15,008
	Whirlpool Corp.	53,100	7,559
	Hilton Worldwide Holdings Inc.	76,333	7,461
	Restaurant Brands International Inc.	88,500	6,154
	Lowe's Cos. Inc.	41,000	4,137
	Newell Brands Inc.	208,500	3,215
	Tiffany & Co.	8,300	777
	Signet Jewelers Ltd.	41,036	734
*	Burlington Stores Inc.	2,600	442
*	Ascena Retail Group Inc.	670,000	409
*	AutoZone Inc.	220	242
*	Five Below Inc.	1,600	192
			1,800,669
Energy (1.8%)
	Pioneer Natural Resources Co.	698,473	107,467
*	Transocean Ltd.	12,560,396	80,512
	Hess Corp.	1,194,374	75,926
	Cabot Oil & Gas Corp.	1,260,550	28,942

* Southwestern Energy Co.	3,500,000	11,060
TechnipFMC plc	135,100	3,505
EOG Resources Inc.	2,400	224
		307,636
Financials (6.8%)
E*TRADE Financial Corp.	4,022,229	179,391
Wells Fargo & Co.	3,532,500	167,158
Bank of America Corp.	5,385,817	156,189
Northern Trust Corp.	1,675,151	150,763
Charles Schwab Corp.	3,366,700	135,308
Discover Financial Services	1,461,988	113,436
JPMorgan Chase & Co.	817,836	91,434
Raymond James Financial Inc.	738,800	62,465
CME Group Inc.	169,954	32,990
Progressive Corp.	320,000	25,578
Citigroup Inc.	330,000	23,110
Cboe Global Markets Inc.	156,900	16,259
		1,154,081
Health Care (27.9%)
Eli Lilly & Co.	5,524,942	612,108
* Biogen Inc.	2,141,000	500,716
Amgen Inc.	2,646,099	487,623
* BioMarin Pharmaceutical Inc.	5,087,160	435,715
Novartis AG ADR	3,406,400	311,038
* QIAGEN NV	7,147,500	289,831
* Boston Scientific Corp.	6,122,576	263,148
Roche Holding AG	735,900	206,926
* Seattle Genetics Inc.	2,553,200	176,707
Thermo Fisher Scientific Inc.	579,964	170,324
Bristol-Myers Squibb Co.	3,694,230	167,533
* Illumina Inc.	435,500	160,329
* Alkermes plc	6,812,863	153,562
* Elanco Animal Health Inc.	3,445,058	116,443
* Edwards Lifesciences Corp.	535,000	98,836
PerkinElmer Inc.	918,500	88,488
AstraZeneca plc ADR	2,121,000	87,555
Abbott Laboratories	996,800	83,831
Medtronic plc	762,000	74,211
* Charles River Laboratories International Inc.	355,000	50,375
* Alcon Inc.	637,040	39,528
Zimmer Biomet Holdings Inc.	283,300	33,356
* Waters Corp.	127,000	27,336
* BeiGene Ltd.	2,366,000	22,765
Agilent Technologies Inc.	216,000	16,129
* BeiGene Ltd. ADR	110,000	13,635
1 Siemens Healthineers AG	136,900	5,769
* ImmunoGen Inc.	863,800	1,875
Cerner Corp.	9,400	689
		4,696,381
Industrials (17.3%)
Southwest Airlines Co.	10,018,700	508,750
* United Continental Holdings Inc.	5,451,800	477,305
FedEx Corp.	2,114,074	347,110
Airbus SE	2,265,900	320,674
American Airlines Group Inc.	7,211,800	235,177
Delta Air Lines Inc.	4,123,500	234,009

	Jacobs Engineering Group Inc.	2,166,519	182,833
*	AECOM	4,466,430	169,054
*	JetBlue Airways Corp.	6,919,050	127,933
	Caterpillar Inc.	530,100	72,247
	Curtiss-Wright Corp.	335,000	42,589
	IDEX Corp.	226,400	38,972
	Textron Inc.	646,000	34,264
*	TransDigm Group Inc.	63,269	30,610
*,^ Lyft Inc. Class A		371,700	24,424
	Old Dominion Freight Line Inc.	131,600	19,643
*	Ryanair Holdings plc ADR	262,800	16,856
	Boeing Co.	43,750	15,925
	Spirit AeroSystems Holdings Inc. Class A	139,600	11,359
	Rockwell Automation Inc.	42,600	6,979
	Ritchie Bros Auctioneers Inc.	7,686	255
			2,916,968
Information Technology (30.0%)
*	Adobe Inc.	1,708,300	503,351
	Microsoft Corp.	3,268,300	437,821
	Texas Instruments Inc.	3,357,850	385,347
	NetApp Inc.	5,789,600	357,218
*	Splunk Inc.	2,216,600	278,737
^	Universal Display Corp.	1,386,641	260,772
*	Micron Technology Inc.	6,725,500	259,537
*	Trimble Inc.	5,060,200	228,266
	QUALCOMM Inc.	2,964,190	225,486
	Corning Inc.	6,161,850	204,758
*	Cree Inc.	3,503,100	196,804
*	Flex Ltd.	19,106,002	182,844
*,2 Descartes Systems Group Inc.		4,258,300	157,344
	KLA-Tencor Corp.	1,254,700	148,306
	ASML Holding NV	698,300	145,198
	Visa Inc. Class A	750,000	130,162
	NVIDIA Corp.	545,000	89,505
	VMware Inc. Class A	491,600	82,200
	Entegris Inc.	1,781,000	66,467
*,^ BlackBerry Ltd.		8,826,500	65,846
	Intuit Inc.	215,000	56,186
	HP Inc.	2,681,800	55,755
*	PayPal Holdings Inc.	473,000	54,140
	Hewlett Packard Enterprise Co.	3,329,865	49,781
	Telefonaktiebolaget LM Ericsson ADR	4,439,500	42,175
*	Keysight Technologies Inc.	452,300	40,621
*	FormFactor Inc.	2,577,800	40,394
	Analog Devices Inc.	348,200	39,301
	Jabil Inc.	1,210,000	38,236
*	Nuance Communications Inc.	2,254,000	35,996
	Teradyne Inc.	705,000	33,777
	Apple Inc.	140,800	27,867
	Plantronics Inc.	741,600	27,469
*	salesforce.com Inc.	132,300	20,074
	Nokia Oyj ADR	3,171,000	15,887
	Intel Corp.	290,000	13,882
	DXC Technology Co.	176,000	9,706
	Western Digital Corp.	196,000	9,320
	Micro Focus International plc ADR	346,781	9,082
*	Autodesk Inc.	55,000	8,960

* Palo Alto Networks Inc.		37,000	7,539
* Dell Technologies Inc.		74,509	3,785
* Rambus Inc.		300,000	3,612
Oracle Corp.		62,500	3,561
Perspecta Inc.		98,000	2,294
Applied Materials Inc.		10,700	481
* Arista Networks Inc.		1,100	286
			5,056,136
Materials (0.0%)
Albemarle Corp.		400	28
Total Common Stocks (Cost $7,710,143)			16,525,237
	Coupon
Temporary Cash Investment (2.5%)
Money Market Fund (2.5%)
3,4 Vanguard Market Liquidity Fund (Cost
$433,516)	2.499%	4,335,458	433,633
Total Investments (100.5%) (Cost $8,143,659)			16,958,870
Other Assets and Liabilities-Net (-0.5%)4			(91,875)
Net Assets (100%)			16,866,995

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $90,753,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of this security represented 0.0% of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $92,628,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using

Capital Opportunity Fund

exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,969,103	556,134	—
Temporary Cash Investments	433,633	—	—
Total	16,402,736	556,134	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5%
of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Descartes Systems
Group Inc.	144,356	—	—	—	12,988	—	—	157,344
Vanguard Market
Liquidity Fund	706,830	NA1	NA1	58	103	8,723	—	433,633
Total	851,186			58	13,091	8,723	—	590,977

Capital Opportunity Fund

1Not applicable—purchases and sales are for temporary cash investment purposes.